DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 KRW (₩)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 INR (₨)	Jun. 30, 2022 BRL (R$)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (211)	$ (249)
Current	16,786	13,742
Non-current	33,747	38,579
Total debt obligations	$ 50,534	55,327
Percentage of debt obligations with suspended contractual payment	1.20%		1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 33,806	37,559
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	6,371	7,030	£ 5,231								£ 5,196
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	4,250	4,419		$ 5,471								$ 5,585
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,770	1,918			₩ 2,280,000								₩ 2,280,000
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,973	2,014				$ 2,858								$ 2,773
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,837	1,801					₨ 144,631								₨ 134,378
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	527	476						R$ 2,758								R$ 2,655
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	117	69							¥ 785								¥ 437
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	94	290								€ 90								€ 255
Liabilities associated with assets held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1	3,006
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations	336	537
Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	19,906	26,248
Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	22,181	20,341
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,520	2,257
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,944	1,982
Brookfield Property Retail Holding LLC term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,530	1,869
Brookfield Property Retail Holding LLC senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,695	1,695
Brookfield Property Retail Holding LLC corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	270	70
Brookfield Property Retail Holding LLC junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	192	206
Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 171	$ 371
Weighted-average rate | Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.33%	3.29%	5.33%	5.33%	5.33%	5.33%	5.33%	5.33%	5.33%	5.33%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%
Weighted-average rate | Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.47%	4.31%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.47%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%	4.31%
Weighted-average rate | Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.33%	3.29%	4.33%	4.33%	4.33%	4.33%	4.33%	4.33%	4.33%	4.33%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%
Weighted-average rate | Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	3.20%	2.00%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Weighted-average rate | Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.12%	4.11%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Weighted-average rate | Brookfield Property Retail Holding LLC term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.12%	2.61%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	4.12%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%	2.61%
Weighted-average rate | Brookfield Property Retail Holding LLC senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%	5.20%
Weighted-average rate | Brookfield Property Retail Holding LLC corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.11%	3.10%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Weighted-average rate | Brookfield Property Retail Holding LLC junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	2.74%	1.58%	2.74%	2.74%	2.74%	2.74%	2.74%	2.74%	2.74%	2.74%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%
Weighted-average rate | Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	3.30%	2.44%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	3.30%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%	2.44%